Equity and other equity items (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Summary of Shareholder's Equity and Short-term and Long-term Debt
The amounts of Toyota Motor Corporation shareholders’ equity and short-term and long-term debt are as follows:

	Yen in millions
	March 31,
	2025	2026
Toyota Motor Corporation Shareholders’ equity	35,924,826	39,918,854
Short-term and long-term debt	38,792,879	43,205,469

Disclosure of Classes of Share Capital
Changes in the shares of common stock issued are as follows:

	For the years ended March 31,
	2024	2025	2026
Common stock issued:
Balance at beginning of year	16,314,987,460	16,314,987,460	15,794,987,460
Changes during the year	—	(520,000,000)	—

Balance at end of year	16,314,987,460	15,794,987,460	15,794,987,460

Disclosure of Matters Relating to Repurchase
Details of matters relating to repurchase -

Number of common shares repurchased	64,590,700 shares
Total purchase price for repurchase of shares	¥150,000 million
Details of matters relating to repurchase -

Number of common shares repurchased	26,880,600 shares
Total purchase price for repurchase of shares	¥81,037 million
Details of matters relating to repurchase -

Number of common shares repurchased	5,216,600 shares
Total purchase price for repurchase of shares	¥18,962 million
Details of matters relating to repurchase -

Number of common shares repurchased	420,633,175 shares
Total purchase price for repurchase of shares	¥1,160,051 million
Details of matters relating to retirement -

Number of common shares retired	520,000,000 shares
Details of matters relating to repurchase -

Number of common shares repurchased	16,226,100 shares
Total purchase price for repurchase of shares	¥39,949 million

Disclosure Of Detailed Information About Other Components Of Equity
Other components of equity are as follows:

	Yen in millions
	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Remeasurements of defined benefit plans	Exchange differences on translating foreign operations	Total

Balance at April 1, 2023	933,702	—	1,902,493	2,836,195

Other comprehensive income, net of tax	716,048	56,434	1,344,621	2,117,103
Reclassification to retained earnings	(341,709)	(45,625)	—	(387,334)
Other comprehensive income for the period attributable to non-controlling interests	(7,186)	(10,809)	(44,213)	(62,208)

Balance at March 31, 2024	1,300,855	—	3,202,901	4,503,756

Other comprehensive income, net of tax	44,731	(85,084)	(705,678)	(746,031)
Reclassification to retained earnings	(234,994)	94,635	—	(140,359)
Other comprehensive income for the period attributable to non-controlling interests	(1,153)	(9,551)	3,470	(7,233)

Balance at March 31, 2025	1,109,439	—	2,500,693	3,610,133

Other comprehensive income, net of tax	334,394	91,099	1,104,451	1,529,944
Reclassification to retained earnings	(180,113)	(79,403)	—	(259,516)
Other comprehensive income for the period attributable to non-controlling interests	(6,178)	(11,696)	(52,073)	(69,946)
Transfer to other comprehensive income associated with assets held for sale	(148,535)	—	(118,061)	(266,596)

Balance at March 31, 2026	1,109,007	—	3,435,012	4,544,019

Disclosure Of Detailed Information About Other Comprehensive Income And The Corresponding Tax Benefits
The breakdown of other comprehensive income and the corresponding tax benefits (including non-controlling
interests) are as follows:

	Yen in millions
	For the year ended March 31, 2024
	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	806,365	(248,826)	557,539

Net changes	806,365	(248,826)	557,539

Remeasurements of defined benefit plans
Amount incurred during the year	57,616	(11,289)	46,328

Net changes	57,616	(11,289)	46,328

Shares of other comprehensive income of equity method investees
Amount incurred during the year	156,118	—	156,118

Net changes	156,118	—	156,118

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	1,178,875	—	1,178,875
Reclassification to profit (loss)	—	—	—

Net changes	1,178,875	—	1,178,875

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	33,256	(10,459)	22,797
Reclassification to profit (loss)	(15,267)	4,717	(10,550)

Net changes	17,989	(5,742)	12,247

Shares of other comprehensive income of equity method investees
Amount incurred during the year	182,576	—	182,576
Reclassification to profit (loss)	(16,579)	—	(16,579)

Net changes	165,996	—	165,996

Total other comprehensive income	2,382,959	(265,856)	2,117,103

	Yen in millions
	For the year ended March 31, 2025
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	153,164	(51,035)	102,129

Net changes	153,164	(51,035)	102,129

Remeasurements of defined benefit plans
Amount incurred during the year	(154,517)	44,919	(109,598)

Net changes	(154,517)	44,919	(109,598)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	(63,213)	—	(63,213)

Net changes	(63,213)	—	(63,213)

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	(40,479)	—	(40,479)
Reclassification to profit (loss)	(787,369)	—	(787,369)

Net changes	(827,848)	—	(827,848)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	40,503	(9,485)	31,018
Reclassification to profit (loss)	189	(49)	140

Net changes	40,693	(9,534)	31,158

Shares of other comprehensive income of equity method investees
Amount incurred during the year	127,022	—	127,022
Reclassification to profit (loss)	(5,682)	—	(5,682)

Net changes	121,340	—	121,340

Total other comprehensive income	(730,381)	(15,650)	(746,031)

The gain on the disposal of certain consolidated subsidiaries was reclassified from “Exchange differences on translating foreign operations” to “Foreign exchange gain (loss), net” in the consolidated statement of income for fiscal 2025.

	Yen in millions
	For the year ended March 31, 2026
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	513,231	(161,547)	351,684

Net changes	513,231	(161,547)	351,684

Remeasurements of defined benefit plans
Amount incurred during the year	127,129	(25,777)	101,352

Net changes	127,129	(25,777)	101,352

Shares of other comprehensive income of equity method investees
Amount incurred during the year	22,331	—	22,331

Net changes	22,331	—	22,331

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	946,309	—	946,309
Reclassification to profit (loss)	—	—	—

Net changes	946,309	—	946,309

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(78,919)	25,603	(53,316)
Reclassification to profit (loss)	185	(51)	135

Net changes	(78,733)	25,552	(53,181)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	173,617	—	173,617
Reclassification to profit (loss)	(12,167)	—	(12,167)

Net changes	161,450	—	161,450

Total other comprehensive income	1,691,717	(161,773)	1,529,944

Disclosure Of Detailed Information About Dividends Paid
Paid dividend amounts are as follows:
For the year ended March 31, 2024

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 10, 2023	Common shares	474,781	35.00	March 31, 2023	May 26, 2023

The Board of Directors Meeting on November 1, 2023	Common shares	405,416	30.00	September 30, 2023	November 22, 2023
For the year ended March 31, 2025

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 8, 2024	Common shares	606,338	45.00	March 31, 2024	May 24, 2024

The Board of Directors Meeting on November 6, 2024	Common shares	525,991	40.00	September 30, 2024	November 26, 2024
For the year ended March 31, 2026

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 8, 2025	Common shares	652,446	50.00	March 31, 2025	May 26, 2025

The Board of Directors Meeting on November 5, 2025	Common shares	586,527	45.00	September 30, 2025	November 26, 2025

Dividends with a record date within the year ended March 31, but with an effective date after the end of that year are as follows:
For the year ended March 31, 2026

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 8, 2026	Common shares	651,697	50.00	March 31, 2026	May 26, 2026